Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
General and administrative	$ 548,003	$ 770,127
Total operating expenses	548,003	770,127
Operating loss	(548,003)	(770,127)
Other income (expense)
Net investment gain	15,616	203,675
Interest income	98,813	247,440
Other expense, net	(11,608)	(8,145)
Total other income, net	102,821	442,970
Share of (loss) income from subsidiaries	(470,927)	448,819
Net (loss) income	(916,109)	121,662
Comprehensive income
Net (loss) income	(916,109)	121,662
Comprehensive (loss) income	$ (916,109)	$ 121,662
(Loss) earnings per ordinary share
Earnings per ordinary share basic (in Dollars per share)	$ (0.03)	$ 0.01
Earnings per ordinary share diluted (in Dollars per share)	$ (0.03)	$ 0.01
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	29,299,364	14,392,364
Weighted average number of ordinary shares outstanding diluted (in Shares)	29,299,364	14,392,364